Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 93,407	€ 73,443	€ 64,001
Current R&D incentives receivables	21,949	11,203	11,782
Total R&D incentives receivables	115,356	€ 84,646	€ 75,783
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	31,804
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 61,603